Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	KINROSS GOLD CORP
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	1,253,765,724
Entity Central Index Key	0000701818
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false